Goodwill - Disclosure Of Reconciliation Of Changes In Goodwill (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	¥ 9,046,830	¥ 9,046,830	¥ 9,107,919
Additional recognition, goodwill	(128,722)	0	61,089
Goodwill	8,918,108	9,046,830	9,046,830
Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	9,117,382	9,117,382	9,110,719
Additional recognition, goodwill	0		6,663
Goodwill	9,117,382	9,117,382	9,117,382
Gross carrying amount [member] | Puhui [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	8,911,445	8,911,445	8,911,445
Goodwill	8,911,445	8,911,445	8,911,445
Gross carrying amount [member] | Tianjin Guarantee [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	126,207	126,207	126,207
Goodwill	126,207	126,207	126,207
Gross carrying amount [member] | Pingan Jixin [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	67,752	67,752	67,752
Goodwill	67,752	67,752	67,752
Gross carrying amount [member] | Lu International Hong Kong Limited [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	6,663	6,663
Additional recognition, goodwill			6,663
Goodwill	6,663	6,663	6,663
Gross carrying amount [member] | Yunque Dongfang [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	2,800	2,800	2,800
Goodwill	2,800	2,800	2,800
Gross carrying amount [member] | Jinniu Loan [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	2,515	2,515	2,515
Goodwill	2,515	2,515	2,515
Impairment Loss [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	(70,552)	(70,552)	(2,800)
Additional recognition, goodwill	(128,722)		(67,752)
Goodwill	¥ (199,274)	¥ (70,552)	¥ (70,552)